PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment Net) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Less: Accumulated depreciation	$ (8,388,858)	$ (3,354,205)
Property, plant and equipment Before Construstruction	118,834,532	20,153,442
Property, plant and equipment, net	154,659,077	20,158,589
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	282,000	282,000
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	1,097,710	4,873
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	50,971	0
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	39,247	50,170
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	35,824,545	5,147
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 125,753,462	$ 23,170,604